Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Disclosure of cash and cash equivalents [text block] [Abstract]
Disclosure of cash and cash equivalents [text block]	Note 5 - Cash and Cash Equivalents As of December 31, 2018, and December 31, 2019, cash and cash equivalents include mainly bank deposits with a maturity of up to 90 days.